IDS Managed
                                                                    Allocation
                                                                          Fund
                                                        1999 SEMIANNUAL REPORT


(icon of) magnifying glass




The goal of IDS Managed Allocation Fund, a part of IDS Managed Retirement Fund, Inc., is to maximize total return through a combination of growth of capital and current income.


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Going Where the Action Is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Portfolio can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.


CONTENTS
From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio  19
Investments in  Securities                24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.


Arne H. Carlson


(picture of) Steven Merrell
Steven Merrell
Portfolio manager

From the Portfolio Manager

Strong recoveries by U.S. stocks, as well as high-yield and emerging-market bonds, led to a productive six months for IDS Managed Allocation Fund. For the first half of the fiscal year -- October 1998 through March 1999 -- the Fund's Class A shares generated a total return of 13.82%. (A portion of the return came in the form of a capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a late-summer decline that drove the market down by nearly 20%. But soon, in another display of the remarkable resilience it has shown in recent years, the market was on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve and ongoing strength of the economy, the advance turned into a spectacular rally that sent the market to an all-time high by late March. The run-up was led by large-capitalization stocks, which worked to the Fund's benefit as the major portion of its investments (more than 50% by period-end) was in that sector.


BONDS MAKE SOLID CONTRIBUTION
On the bond side, an increase in long-term interest rates hindered the performance of U.S. Treasury bonds. But corporate bonds, especially high-yield issues, and emerging-market bonds, especially Russian issues, rebounded sharply during the final three months of the period. Although they made up a relatively small portion of the Fund's total investments (about 12%), high-yield and emerging-market bonds' strong performance had a distinctly positive effect on the Fund's return.

Looking more closely at the asset allocation, we modestly increased the exposure to stocks (from about 60% to 65%) late in 1998. The shift included the addition of some small-capitalization issues, whose low prices offered good investment value. We also brought the level of cash reserves down during the six months (from about 10% to less than 4%), as we believed the investment environment, especially for U.S. stocks, was improving. Stock investments in major foreign markets stayed in the 7% to 10% range.

As for what the second half of the fiscal year might hold, at this point (mid-April), the global investment environment appears more healthy than it was several months ago, thanks to the abatement of financial crises in several smaller economies. In the U.S., the favorable factors of low inflation, relatively stable long-term interest rates and a still-growing economy remain in place. While that certainly doesn't guarantee positive results from financial assets, the view of our portfolio management team is that U.S. stocks and bonds are still the best places to be, and we continue to position the portfolio accordingly.


Steven Merrell

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $10.54
Sept. 30, 1998                                                       $10.34
Increase                                                             $ 0.20

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                          $ 0.31
From capital gains                                                   $ 0.89
Total distribution                                                   $ 1.20

Total return*                                                       +13.82%**

Class  B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $10.47
Sept. 30, 1998                                                       $10.29
Increase                                                             $ 0.18

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                          $ 0.27
From capital gains                                                   $ 0.89
Total distribution                                                   $ 1.16

Total return*                                                       +13.38%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $10.53
Sept. 30, 1998                                                       $10.34
Increase                                                             $ 0.19

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                          $ 0.32
From capital gains                                                   $ 0.89
Total distribution                                                   $ 1.21

Total return*                                                       +13.86%**
 *The prospectus  discusses the effect of sales charges,   if any, on the
  various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings

                                     Percent                   Value
                                 (of net assets)       (as of March 31, 1999)
 U.S. Treasury                         1.99%                $51,966,239
 6.13% 2027
 Microsoft                             1.82                  47,375,774
 Intl Business Machines                1.58                  41,157,449
 General Electric                      1.39                  36,113,326
 U.S. Treasury                         1.25                  32,610,345
 6.75% 2000
 Wal-Mart Stores                       1.19                  31,011,874
 Intel                                 1.14                  29,674,037
 General Motors                        1.06                  27,513,312
 AT&T                                  0.99                  25,819,343
 Bank One                              0.97                  25,326,657

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities" herein.



(picture of) pie chart

                           The 10 holdings listed here
                           make up 13.38% of net assets



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


Financial Statements

Statement of assets and liabilities
IDS Managed Allocation Fund

March 31, 1999 (Unaudited)

Assets
Investment in Total Return Portfolio (Note 1)                                       $2,605,961,093
                                                                                    --------------
Liabilities
Accrued distribution fee                                                                     5,421
Accrued service fee                                                                         12,397
Accrued transfer agency fee                                                                  9,830
Accrued administrative services fee                                                          2,281
Other accrued expenses                                                                      63,916
                                                                                            ------
Total liabilities                                                                           93,845
                                                                                            ------
Net assets applicable to outstanding capital stock                                  $2,605,867,248
                                                                                    ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                             $    2,475,005
Additional paid-in capital                                                           2,407,318,895
Undistributed net investment income                                                      3,901,197
Accumulated net realized gain (loss)                                                     6,919,881
Unrealized appreciation (depreciation) on investments                                  185,252,270
                                                                                       -----------
Total -- representing net assets applicable to outstanding capital stock            $2,605,867,248
                                                                                    ==============
Net assets applicable to outstanding shares:           Class A                      $2,240,833,942
                                                       Class B                      $  261,370,042
                                                       Class Y                      $  103,663,264
Net asset value per share of outstanding capital stock:Class A shares  212,696,719  $        10.54
                                                       Class B shares   24,963,653  $        10.47
                                                       Class Y shares    9,840,158  $        10.53

See accompanying notes to financial statements.


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

Statement of operations
IDS Managed Allocation Fund

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $  8,327,863
Interest                                                                     44,282,349
   Less foreign taxes withheld                                                  (67,133)
                                                                                -------
Total income                                                                 52,543,079
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Total Return Portfolio                                6,032,224
Distribution fee-- Class B                                                      989,015
Transfer agency fee                                                           1,498,698
Incremental transfer agency fee
   Class A                                                                       98,972
   Class B                                                                       30,856
Service fee
   Class A                                                                    1,983,787
   Class B                                                                      229,122
   Class Y                                                                       50,340
Administrative services fees and expenses                                       426,424
Compensation of board members                                                     6,739
Postage                                                                         280,621
Registration fees                                                                67,300
Reports to shareholders                                                          47,830
Audit fees                                                                        4,875
Other                                                                             9,275
                                                                                  -----
Total expenses                                                               11,756,078
   Earnings credits on cash balances (Note 2)                                   (70,443)
                                                                                -------
Total net expenses                                                           11,685,635
                                                                             ----------
Investment income (loss) -- net                                              40,857,444
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     18,824,310
   Financial futures contracts                                               10,923,669
   Foreign currency transactions                                             (2,890,473)
   Options contracts written                                                (13,936,490)
                                                                            -----------
Net realized gain (loss) on investments                                      12,921,016
Net change in unrealized appreciation (depreciation) on investments
   and on translations of assets and liabilities in foregn currencies       290,319,475
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       303,240,491
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $344,097,935
                                                                           ============


See accompanying notes to financial statements.

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

Statements of changes in net assets

IDS Managed Allocation Fund

                                                                       March 31, 1999  Sept. 30, 1998
                                                                      Six months ended   Year ended
                                                                         (Unaudited)

Operations and distributions
Investment income (loss)-- net                                        $   40,857,444  $   90,130,092
Net realized gain (loss) on investments                                   12,921,016     266,056,396
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    290,319,475    (447,425,901)
                                                                         -----------    ------------
Net  increase  (decrease)  in net assets  resulting  from  operations    344,097,935     (91,239,413)
                                                                         -----------     -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (34,666,408)    (79,898,680)
      Class B                                                             (3,027,764)     (6,541,547)
      Class Y                                                             (1,599,103)     (3,760,874)
   Net realized gain
      Class A                                                           (213,025,397)   (314,653,758)
      Class B                                                            (24,584,424)    (30,968,697)
      Class Y                                                             (9,468,549)    (14,757,922)
   Excess distributions of net investment income
      Class A                                                                     --        (124,284)
      Class B                                                                     --         (14,043)
      Class Y                                                                     --          (5,293)
                                                                                ----          ------
Total distributions                                                     (286,371,645)   (450,725,098)
                                                                        ------------    ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                46,244,113     140,890,845
   Class B shares                                                         18,301,451      64,808,657
   Class Y shares                                                         10,601,765      26,541,231
Reinvestment of distributions at net asset value
   Class A shares                                                        244,174,264     390,187,799
   Class B shares                                                         27,429,806      37,296,108
   Class Y shares                                                         11,067,652      18,087,773
Payments for redemptions
   Class A shares                                                       (332,962,020)   (466,079,730)
   Class B shares (Note 2)                                               (40,680,273)    (42,813,659)
   Class Y shares                                                        (15,054,793)    (46,229,433)
                                                                         -----------     -----------
Increase (decrease) in net assets from capital share transactions        (30,878,035)    122,689,591
                                                                         -----------     -----------
Total increase (decrease) in net assets                                   26,848,255    (419,274,920)
Net assets at beginning of period                                      2,579,018,993   2,998,293,913
                                                                       -------------   -------------
Net assets at end of period                                           $2,605,867,248  $2,579,018,993
                                                                      ==============  ==============
Undistributed net investment income                                   $    3,901,197  $    2,337,028
                                                                      --------------  --------------

See accompanying notes to financial statements.

Notes to Financial Statements
IDS Managed Allocation Fund

(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Managed Retirement Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio
The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 1999 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $15

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,118,177 for Class A and $133,493 for Class B for the six months ended March 31, 1999.

During the six months ended March 31, 1999, the Fund's transfer agency fees were reduced by $70,443 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended March 31, 1999
                                         Class A        Class B        Class Y
Sold                                    4,351,988      1,732,396        998,091
Issued for reinvested distributions    23,749,337      2,685,462      1,076,495
Redeemed                              (31,247,337)    (3,841,969)    (1,427,477)
                                      -----------     ----------     ----------
Net increase (decrease)                (3,146,012)       575,889        647,109

                                               Year ended Sept. 30, 1998
                                         Class A        Class B        Class Y
Sold                                   12,019,432      5,553,683      2,273,079
Issued for reinvested distributions    35,728,238      3,440,868      1,698,051
Redeemed                              (39,972,980)    (3,711,733)    (4,098,272)
                                      -----------     ----------     ----------
Net increase (decrease)                 7,774,690      5,282,818       (127,142)

4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 1999.



5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                           Class A

                                                        1999b     1998      1997       1996c      1995

Net asset value, beginning of period                  $10.34    $12.68    $12.20     $12.19     $11.29

Income from investment operations:
Net investment income (loss)                             .17       .37       .32        .24        .21

Net gains (losses) (both realized and unrealized)       1.23      (.79)     1.97        .58       1.65

Total from investment operations                        1.40      (.42)     2.29        .82       1.86

Less distributions:
Dividends from net investment income                    (.17)     (.37)     (.32)      (.23)      (.16)

Distributions from realized gains                      (1.03)    (1.55)    (1.49)      (.58)      (.80)

Total distributions                                    (1.20)    (1.92)    (1.81)      (.81)      (.96)

Net asset value, end of period                        $10.54    $10.34    $12.68     $12.20     $12.19

Ratios/supplemental data
                                                                           Class A

                                                        1999b     1998      1997       1996c      1995

Net assets, end of period (in millions)               $2,241    $2,233    $2,639     $2,523     $2,602

Ratio of expenses to average daily net assetsd          .81%e     .80%      .84%       .80%e      .83%

Ratio of net investment income (loss)
to average daily net assets                            3.14%e    3.13%     2.55%      2.29%e     1.85%

Portfolio turnover rate
(excluding short-term securities)                        43%      122%       99%       142%        90%

Total returnf                                         13.82%    (3.73%)   20.79%      7.13%     17.97%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31 ,1999 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


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


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                   Class B                                  Class Y

                                   1999b   1998    1997    1996c   1995d      1999b   1998    1997    1996c   1995d

Net asset value,
beginning of period              $10.29  $12.63  $12.15  $12.16  $10.41     $10.34  $12.68  $12.20  $12.19  $10.41
Income from investment operations:

Net investment
income (loss)                       .13     .29     .23     .15     .11        .18     .38     .33     .26     .16

Net gains (losses)
(both realized and
unrealized)                        1.21    (.79)   1.97     .57    1.74       1.22    (.79)   1.97     .58    1.76

Total from investment
operations                         1.34    (.50)   2.20     .72    1.85       1.40    (.41)   2.30     .84    1.92

Less distributions:

Dividends from net
investment income                  (.13)   (.29)   (.23)   (.15)   (.10)      (.18)   (.38)   (.33)   (.25)   (.14)

Distributions from
realized gains                    (1.03)  (1.55)  (1.49)   (.58)     --      (1.03)  (1.55)  (1.49)   (.58)     --

Total distributions               (1.16)  (1.84)  (1.72)   (.73)   (.10)     (1.21)  (1.93)  (1.82)   (.83)   (.14)

Net asset value, end
of period                        $10.47  $10.29  $12.63  $12.15  $12.16     $10.53  $10.34  $12.68  $12.20  $12.19

Ratios/supplemental data
                                                  Class B                                  Class Y

                                   1999b   1998    1997    1996c   1995d      1999b   1998    1997    1996c   1995d

Net assets, end of
period (in millions)               $261    $251    $241    $163     $75       $104     $95    $118    $113    $115

Ratio of expenses to
average daily
net assetse                       1.58%f  1.56%   1.60%   1.57%f  1.58%f      .73%f   .72%    .71%    .63%f   .65%f

Ratio of net investment
income (loss) to average
daily net assets                  2.38%f  2.40%   1.82%   1.61%f   .94%f     3.22%f  3.20%   2.69%   2.45%f  1.95%f

Portfolio turnover rate
(excluding short-term
securities)                         43%    122%     99%    142%     90%        43%    122%     99%    142%     90%

Total returng                    13.38%  (4.46%) 19.87%   6.45%  17.70%     13.86%  (3.65%) 20.94%   7.28%  18.40%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
d Inception date was March 20, 1995.
e Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
Total Return Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   Investment  in   securities  of   unaffiliated   issuers   (identified   cost
   $2,439,266,507)                                                                     $2,624,362,328
   Investment in securities of affiliated issuers
   (identified cost $1,086,453)                                                             1,271,338
                    ----------                                                              ---------
Total investments in securities (identified cost $2,440,352,960)                        2,625,633,666
Dividends and accrued interest receivable                                                  19,777,328
Receivable for investment securities sold                                                  15,674,825
U. S. government securities held as collateral for securities loaned (Note 5)              13,033,920
                                                                                           ----------
Total assets                                                                            2,674,119,739
                                                                                        -------------
Liabilities
Disbursements in excess of cash on demand deposit                                           2,711,710
Payable upon return of securities loaned (Note 5)                                          54,023,620
Payable for investment securities purchased                                                10,466,532
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)            1,976
Accrued investment management services fee                                                     35,212
Other accrued expenses                                                                        129,700
                                                                                              -------
Total liabilities                                                                          67,368,750
                                                                                           ----------
Net assets                                                                             $2,606,750,989
                                                                                       ==============


See accompanying notes to financial statements.




Statement of operations
Total Return Portfolio

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                     $  8,330,258
Interest                                                                        44,295,322
   Less foreign taxes withheld                                                     (67,153)
                                                                                   -------
Total income                                                                    52,558,427
                                                                                ----------
Expenses (Note 2):
Investment management services fee                                               5,575,723
Compensation of board members                                                        8,598
Custodian fees                                                                     404,440
Audit fees                                                                          14,625
Other                                                                               35,823
                                                                                    ------
Total expenses                                                                   6,039,209
   Earnings credits on cash balances (Note 2)                                       (5,261)
                                                                                    ------
Total net expenses                                                               6,033,948
                                                                                 ---------
Investment income (loss) -- net                                                 46,524,479
                                                                                ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (including $13,217,642 realized loss on investments
      of affiliated issuers) (Note 3)                                           18,828,980
   Financial futures contracts                                                  10,926,690
                                                                                ----------
   Foreign currency tranactions                                                 (2,891,333)
   Options contracts written                                                   (13,940,329)
                                                                               -----------
Net realized gain (loss) on investments                                         12,924,008
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                 290,401,443
                                                                               -----------
Net gain (loss) on investments                                                 303,325,451
                                                                               -----------
Net increase (decrease) in net assets resulting from operations               $349,849,930
                                                                              ============


See accompanying notes to financial statements.




Statements of changes in net assets
Total Return Portfolio
                                                                      March 31, 1999    Sept. 30, 1998
                                                                     Six months ended     Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                        $   46,524,479    $  101,362,151
Net realized gain (loss) on investments                                   12,924,008       266,111,907
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    290,401,443      (447,531,928)
                                                                         -----------      ------------
Net increase (decrease) in net assets resulting from operations          349,849,930       (80,057,870)
Net contributions (withdrawals) from partners                           (322,910,696)     (339,337,021)
                                                                        ------------      ------------
Total increase (decrease) in net assets                                   26,939,234      (419,394,891)
Net assets at beginning of period                                      2,579,811,755     2,999,206,646
                                                                       -------------     -------------
Net assets at end of period                                           $2,606,750,989    $2,579,811,755
                                                                      ==============    ==============


See accompanying notes to financial statements.


Notes to Financial Statements

Total Return Portfolio
(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of March 31, 1999, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 1999 was $3,543,750 representing 0.14% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Managed Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $919,386 for the six months ended March 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $5,261 as a result of earnings credits from overnight cash balances.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,099,336,800 and $1,032,553,618, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 43%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $62,721 for the six months ended March 31, 1999.

4. FOREIGN CURRENCY CONTRACTS
As of March 31, 1999, the Portfolio had entered into foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date         Currency to        Currency to       Unrealized        Unrealized
                     be delivered        be received      appreciation      depreciation

April 1, 1999           246,804            265,438             $--            $1,296
                European Monetary Unit   U.S. Dollar
April 7, 1999           572,143            923,181              --               544
                     British Pound       U.S. Dollar
April 8, 1999           257,417            415,464              --               136
                     British Pound       U.S. Dollar
Total                                                          $--            $1,976

5. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999,  securities valued at $52,456,563 were on loan to brokers.
For collateral, the Portfolio received $40,989,700 in cash and U.S. government securities valued at $13,033,920. Income from securities lending amounted to $152,993 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                             Six months ended March 31, 1999
                                                          Puts
                                          Contracts                   Premium
Balance Sept. 30, 1998                      1,750                   $6,263,389
Closed                                     (1,750)                  (6,263,389)
                                           ------                   ----------
Balance March 31, 1999                         --                $          --

See "Summary of significant accounting policies."


7. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of March 31, 1999, included securities valued at $15,152,987 that were pledged as collateral to cover initial margin deposits on 204 open purchase contracts. The market value of the open purchase contracts as of March 31, 1999 was $65,958,300 with a net unrealized gain of $53,551. See
"Summary of significant accounting policies."



Investments in Securities

Total Return Portfolio
March 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (63.8%)
Issuer                                                        Shares          Value(a)

Aerospace & defense (0.4%)
Alliant Techsystems                                           13,500(b)      $1,048,781
AlliedSignal                                                  79,900          3,930,081
Goodrich (BF)                                                149,200          5,119,426
Total                                                                        10,098,288

Airlines (0.3%)
America West Holdings Cl B                                    22,000(b)         419,375
Amtran                                                        24,400(b)         463,600
Comair Holdings                                               18,300            432,338
Qantas Airways                                               341,529(c)         902,490
SkyWest                                                       18,200            525,525
Southwest Airlines                                           157,550          4,765,887
Total                                                                         7,509,215

Automotive & related (2.5%)
Dana                                                         226,200          8,595,600
Ford Motor                                                   394,500         22,387,874
General Motors                                               316,700         27,513,312
Gentex                                                        64,300(b)       1,386,469
Myers Inds                                                    39,000            838,500
Smith (AO)                                                    38,200            725,800
Standard Motor Products                                       16,400            339,275
Tower Automotive                                              46,900(b)         873,513
Toyota Motor                                                  65,000(c)       1,882,784
Total                                                                        64,543,127

Banks and savings & loans (5.5%)
Advest Group                                                  27,800            514,300
Anchor Bancorp Wisconsin                                      30,000            461,250
Banca Intesa                                                 921,116(b,c)     5,435,413
Bank of New York                                             169,200          6,080,625
Bank One                                                     459,962         25,326,657
BankAmerica                                                  317,465         22,420,965
Banque Natl de Paris                                          55,616(b,c)     4,844,626
Bayerische Vereinsbank                                         2,261(b,c)       135,374
Chase Manhattan                                              100,100          8,139,381
Credito Italiano                                           1,197,661(b,c)     6,471,921
Cullen/Frost Bankers                                          29,000          1,390,188
Dime Community Bancshares                                     27,300            626,194
First Financial Holdings                                      20,300            365,400
FirstMerit                                                    57,100          1,470,325
Flagstar Bancorp                                              19,400            514,100
Gold Banc                                                     29,800            443,275
HUBCO                                                         25,200            845,775
Instituto Bancario San Paolo di Torino                       386,885(c,h)     6,292,801
MAF Bancorp                                                   26,700            594,075
NBT Bancorp                                                   18,200            379,925
Nordbanken Holding                                           479,889(b,c)     2,746,213
Oversea-Chinese Banking                                      378,000(b,c)     2,561,593
Overseas Union Bank                                          713,000(b,c)     2,519,172
Provident Bankshares                                          14,700            384,038
Queens County Bancorp                                         30,800            831,600
Reliance Bancorp                                              19,700            566,375
Republic Bancorp                                              47,500            617,500
Southwest Bancorp of Texas                                    42,700(b)         525,744
State Street                                                  72,300          5,942,156
Sterling Bancshares                                           62,700            650,513
Thai Farmers Bank                                            170,000(b,c,j)     343,213
Toronto-Dominion Bank                                         30,457(c)       1,395,158
U.S. Trust                                                    18,100          1,342,794
UBS                                                           17,922(c)       5,644,437
UST                                                           29,100            635,653
Wachovia                                                      91,300          7,412,419
Walter Inds                                                   47,400(b)         533,250
Washington Mutual                                            112,200          4,586,175
Webster Financial                                             37,200          1,074,150
Wells Fargo                                                  286,200         10,034,887
Total                                                                       143,099,610

Beverages & tobacco (1.1%)
Anheuser-Busch                                                73,500          5,599,781
Beringer Wine Estates Holdings Cl B                           15,900(b)         578,363
Canandaigua Wine Cl A                                         10,500(b)         528,938
Coca-Cola                                                    338,600         20,781,574
Fomento Economico Mexicano ADR                                30,000(j)         928,125
Total                                                                        28,416,781

Building materials & construction (0.3%)
Dycom Inds                                                    22,200(b)         965,700
Florida Rock Inds                                             14,000            477,750
Granite Construction                                          23,100            539,963
Horton (DR)                                                   80,400          1,346,700
Insituform Technologies Cl A                                  56,000(b)         980,000
Lone Star Inds                                                26,000            806,000
NCI Building Systems                                          29,000(b)         681,500
Pulte                                                         26,400            549,450
Ryland Group                                                  49,700          1,258,031
Tredegar Inds                                                 16,700            516,656
URS                                                           29,400            531,038
Total                                                                         8,652,788

Chemicals (1.0%)
Air Products & Chemicals                                     183,600          6,288,299
Dexter                                                        22,800            718,200
Du Pont (EI) de Nemours                                       80,700          4,685,644
Geon                                                          30,300            689,325
Henkel KgaA                                                   98,886(c,h)     7,267,230
MacDermid                                                     17,800            604,088
Tetra Tech                                                    32,700(b)         688,744
Waste Management                                             108,265          4,804,259
Total                                                                        25,745,789

Communications equipment & services (1.5%)
ANTEC                                                         21,000(b)         451,500
CommScope                                                     27,000(b)         565,313
Ericsson (LM) Cl B                                           205,986(b,c)     5,016,089
Lucent Technologies                                          187,600         20,213,899
Newbridge Networks                                            58,800(b,c)     1,831,412
Northern Telecom                                              83,220(c)       5,170,042
Oak Inds                                                      16,300(b)         517,525
Orbital Sciences                                              21,400(b)         605,888
SymmetriCom                                                   86,400(b)         545,400
Tellabs                                                       36,300(b)       3,548,325
Total                                                                        38,465,393

Computers & office equipment (9.4%)
3Com                                                         149,300(b)       3,480,556
Acxiom                                                        22,600(b)         598,900
America Online                                                85,100(b)      12,424,600
American Management Systems                                   22,400(b)         764,400
Apple Computer                                                97,300(h)       3,496,719
Avid Technology                                               15,400(b)         268,538
BISYS Group                                                   12,800(b)         720,000
BMC Software                                                 104,500(b)       3,873,031
Ciber                                                         32,500(b)         623,594
Cisco Systems                                                205,000(b)      22,460,312
Cognex                                                        27,900(b)         660,881
Compaq Computer                                              254,100          8,051,794
Complete Business Solutions                                   21,700(b)         425,863
Computer Sciences                                            243,500         13,438,156
Computer Task Group                                           22,800            487,350
Electronic Data Systems                                      314,600         15,317,087
EMC                                                           83,600(b)      10,679,900
FactSet Research Systems                                      21,300            921,225
Fair Isaac & Co                                                8,200            303,913
First Data                                                   375,400         16,048,349
Gateway 2000                                                  93,000(b)       6,376,313
Great Plains Software                                         12,700(b)         491,331
Hadco                                                         27,800(b)         875,700
Henry (Jack) & Associates                                     24,100            885,675
Hewlett-Packard                                               84,100          5,703,031
HNC Software                                                  24,700(b)         808,925
Hutchinson Technology                                         24,100(b)         599,488
Insight Enterprises                                           14,400(b)         356,400
Inter-Tel                                                     20,000            311,250
Intl Business Machines                                       232,200         41,157,449
Komag                                                         70,000(b)         306,250
Macromedia                                                    43,600(b)       1,975,625
MedQuist                                                      31,200(b)         936,000
Mercury Interactive                                           22,400(b)         798,000
Microsoft                                                    528,600(b)      47,375,774
MindSpring Enterprises                                         3,600(b)         309,825
Natl Data                                                      9,800            411,600
New Era of Networks                                            9,900(b)         670,725
Novell                                                       158,000(b)       3,979,625
Paymentech                                                    20,000(b)         472,500
Profit Recovery Group Intl                                    19,600(b)         774,200
Progress Software                                             17,800(b)         607,425
Read-Rite                                                     28,200(b)         185,944
Sanmina                                                       38,000(b)       2,422,500
Unisys                                                       452,500         12,528,594
Whittman-Hart                                                 12,200(b)         262,300
Xircom                                                        22,200(b)         557,775
Xylan                                                         11,400(b)         419,663
Total                                                                       247,605,055

Electronics (2.5%)
Actel                                                         38,400(b)         631,200
AFC Cable Systems                                             17,200(b)         511,700
Applied Materials                                             60,700(b)       3,744,431
C-Cube Microsystems                                           21,800(b)         431,913
Celestica                                                     42,800          1,403,976
CTS                                                           16,700            825,606
Dallas Semiconductor                                          13,300            513,713
Dionex                                                        29,600(b)       1,117,400
Electro Scientific Inds                                       20,000(b)         930,000
Etec Systems                                                  14,200(b)         418,013
Helix Technology                                              37,000            568,875
Intel                                                        249,100         29,674,037
Jabil Circuit                                                 16,800(b)         680,400
Kulicke & Soffa Inds                                          28,200(b)         712,050
Lattice Semiconductor                                         24,900(b)       1,134,506
Level One Communications                                       7,850(b)         381,706
Matsushita Communication Industrial                           60,000          4,058,610
Micrel                                                        13,000(b)         650,813
Novellus Systems                                              22,200(b)       1,223,775
Park Electrochemical                                          19,400            455,900
Plexus                                                        17,400(b)         485,025
QLogic                                                         9,000(b)         604,125
Sawtek                                                        25,900(b)         874,125
SGS-Thomson Microelectronics                                  59,010(b)       5,864,119
TDK                                                           20,000          1,619,728
Texas Instruments                                             48,800          4,843,400
Unitrode                                                      42,700(b)         605,806
Vitesse Semiconductor                                         11,600(b)         587,250
Total                                                                        65,552,202

Energy (3.5%)
Arch Coal                                                     48,500            642,625
Chevron                                                      208,700         18,456,906
Devon Energy                                                  39,700          1,094,231
Exxon                                                        124,800          8,806,200
FirstEnergy                                                   57,300          1,600,819
Forest Oil                                                    47,500            356,250
Mobil                                                        174,600         15,364,800
Petro-Canada                                                 337,300          3,945,225
Royal Dutch Petroleum                                        448,100(c)      23,301,200
Santa Fe Energy Resources                                    138,400(b)       1,012,050
Sunoco                                                        77,500          2,794,844
Texaco                                                       137,600          7,808,800
Total Petroleum Cl B                                          46,294(b)       5,708,680
Vintage Petroleum                                             23,000            207,000
Total                                                                        91,099,630

Energy equipment & services (0.1%)
Marine Drilling                                               97,200(b)       1,069,200
Pride Intl                                                   118,800(b)         980,100
Total                                                                         2,049,300

Financial services (3.4%)
Associates First Capital Cl A                                 87,400          3,933,000
Capital One Financial                                         23,000          3,473,000
Citigroup                                                    149,800          9,568,475
CMAC Investment                                               17,400            678,600
Countrywide Credit Inds                                       53,500          2,006,250
Delphi Financial Group Cl A                                   23,800            806,225
Fannie Mae                                                   124,200          8,600,850
Financial Federal                                             26,800            509,200
Jefferies Group                                               25,700          1,219,144
Lehman Brothers Holdings                                     167,600         10,014,100
MBNA                                                         175,100          4,180,513
Merrill Lynch & Co                                            97,500          8,622,656
Morgan Keegan                                                 32,900            544,906
Morgan Stanley, Dean Witter, Discover & Co                   189,600         18,948,150
Mutual Risk Management                                        19,800(c)         757,350
Providian Financial                                           67,100          7,381,000
Raymond James Financial                                       23,800            470,050
Schwab (Charles)                                              53,250          5,118,656
SEI Investments                                                5,400            499,500
Total                                                                        87,331,625

Food (2.2%)
Bestfoods                                                    234,500         11,021,500
Corn Products Intl                                            36,000            861,750
Earthgrains                                                   49,100          1,089,406
General Mills                                                326,500         24,671,156
Performance Food Group                                        26,600(b)         698,250
Pilgrim's Pride Cl B                                          32,400            532,575
Ralcorp Holdings                                              34,700(b)         659,300
Sara Lee                                                     420,500         10,407,375
Smithfield Foods                                              40,600(b)         921,113
Sysco                                                        248,000          6,525,500
United Natural Foods                                          27,100(b)         633,463
Total                                                                        58,021,388

Furniture & appliances (0.2%)
Briggs & Stratton                                             17,400            858,038
Ethan Allen Interiors                                         16,800            698,250
La-Z-Boy                                                      72,300          1,373,700
Mohawk Inds                                                   56,000(b)       1,680,000
Total                                                                         4,609,988

Health care (6.8%)
Alpharma Cl A                                                 13,600            533,800
ALZA                                                          60,400(b)       2,310,300
American Home Products                                       128,600          8,391,150
Amgen                                                        148,200(b)      11,096,475
Barr Laboratories                                             11,300(b)         344,650
Baxter Intl                                                  164,100         10,830,600
Bio-Technology General                                        98,800(b)         589,713
Boston Scientific                                            152,000(b)       6,165,500
Bristol-Myers Squibb                                         363,400         23,371,162
Guidant                                                      117,200(b)       7,090,600
IDEC Pharmaceuticals                                          12,800(b)         657,600
IDEXX Laboratories                                            38,200(b)         914,413
Incyte Pharmaceuticals                                        11,300(b)         226,706
Johnson & Johnson                                             85,500          8,010,281
Jones Medical Inds                                            28,700            997,325
Lilly (Eli)                                                   49,300          4,184,338
Maxxim Medical                                                19,000(b)         358,625
MedImmune                                                     33,300(b)       1,970,944
Medtronic                                                    121,000          8,681,750
Merck & Co                                                    82,000          6,575,375
Millennium Pharmaceuticals                                    24,500(b)         765,625
Novartis                                                         872(b)       1,418,045
Pfizer                                                       143,500(k)      19,910,624
Pharmacia & Upjohn                                           108,400          6,761,450
Priority Healthcare Cl B                                      18,100(b)         819,025
Quest Diagnostics                                             34,400(b)         765,400
Safeskin                                                      28,500(b)         211,969
Schering-Plough                                              325,800         18,020,812
Takeda Chemical Inds                                          38,000          1,472,956
Techne                                                        14,200(b)         410,025
VISX                                                          17,400(b)       1,871,588
Warner-Lambert                                               309,200         20,465,174
Total                                                                       176,194,000

Health care services (0.7%)
AmeriSource Health Cl A                                       10,400(b)         355,550
Apria Healthcare Group                                        85,900(b)       1,020,063
Cardinal Health                                               33,500          2,211,000
Express Scripts Cl A                                          18,100(b)       1,555,469
Hanger Orthopedic Group                                       13,300(b)         179,550
McKesson HBOC                                                 67,200          4,435,199
Orthodontic Centers of America                                38,600(b)         607,950
Owens & Minor                                                 41,300            418,163
Patterson Dental                                              26,200(b)       1,133,150
Pediatrix Medical Group                                       24,300(b,h)       683,438
Renal Care Group                                              22,400(b)         439,600
Sierra Health Services                                        46,600(b)         605,800
Universal Health Services Cl B                                32,100(b)       1,388,325
Yamanouchi Pharmaceutical                                    120,000          3,800,195
Total                                                                        18,833,452

Household products (0.4%)
Chattem                                                       17,400            543,750
Procter & Gamble                                              66,500(k)       6,512,844
Unilever                                                     274,469(b)       2,563,513
Total                                                                         9,620,107

Industrial equipment & services (0.8%)
Applied Power Cl A                                            35,600            970,100
G & K Services Cl A                                           13,100            605,056
Gardner Denver                                                60,000(b)         952,500
Gleason                                                       45,900            777,431
Ingersoll-Rand                                                87,000          4,317,375
JLG Inds                                                      39,300            535,463
Mannesmann                                                    55,373(b,c)     7,079,593
Nordson                                                       12,500            696,875
Philips Electronics                                           55,286(b)       4,508,164
Regal Beloit                                                  31,500            568,969
Varlen                                                        19,600            431,200
Total                                                                        21,442,726

Insurance (2.0%)
Allied Zurich                                                190,107          2,562,851
American Bankers Insurance Group                              14,900            774,800
American General                                             137,100          9,665,550
American Intl Group                                          128,250         15,470,157
Aon                                                           38,600          2,441,450
Chartwell Re                                                  30,100            519,225
Enhance Financial Services Group                              41,200            937,300
Fidelity Natl Financial                                       39,800            597,000
First American Financial                                      62,500            988,281
Gallagher (Arthur J)                                          26,100          1,200,600
Hooper Holmes                                                 31,400            490,625
LandAmerica Financial Group                                   15,700            455,300
Lincoln Natl                                                 150,400         14,870,800
NAC Re                                                        10,700            574,456
Reinsurance Group of America                                  20,100            855,506
Total                                                                        52,403,901

Leisure time & entertainment (1.5%)
Anchor Gaming                                                  5,700(b)         249,375
Aztar                                                        134,800(b)         648,725
Disney (Walt)                                                465,900         14,501,137
Hasbro                                                       148,050          4,284,197
Time Warner                                                  222,600         15,818,512
Viacom Cl B                                                   47,800(b)       4,012,213
Total                                                                        39,514,159

Media (0.6%)
British Sky Broadcasting Group                               556,752          4,804,491
Catalina Marketing                                             5,200(b)         446,550
CBS                                                           88,700          3,631,156
Consolidated Graphics                                         12,400(b)         716,100
Houghton Mifflin                                              14,400            675,000
McClatchy Newspapers                                          19,800            664,538
MediaOne Group                                                35,300(b)       2,241,550
Metro Networks                                                 4,000(b)         220,000
Scholastic                                                     5,800(b)         283,475
Valassis Communications                                       18,200(b)         941,850
Westwood One                                                  21,300(b)         607,050
World Color Press                                             41,500(b)         881,875
Total                                                                        16,113,635

Metals (0.4%)
AK Steel Holding                                              39,100            882,194
ALCOA                                                        125,204          5,156,839
Cleveland-Cliffs                                              23,800            810,688
Material Sciences                                             44,600(b)         284,325
Mueller Inds                                                  22,800(b)         510,150
Ryerson Tull                                                  41,200            605,125
Steel Technologies                                            79,200            623,700
Stillwater Mining                                             34,200(b)         902,025
Total                                                                         9,775,046

Multi-industry conglomerates (3.5%)
Bell & Howell                                                 24,000(b)         703,500
Bombardier Cl B                                              260,000(b)       3,420,146
Brady (WH) Cl A                                               30,100            630,219
Cendant                                                      105,600(b)       1,663,200
Danaher                                                      143,700          7,508,325
DeVry                                                         26,200(b)         759,800
Eastman Kodak                                                 69,600          4,445,700
Education Management                                          28,200(b)         867,150
Electronics for Imaging                                       22,700(b)         885,300
General Electric                                             823,312(b)       7,483,577
General Electric                                             258,800         28,629,749
Labor Ready                                                   12,700(b)         330,994
Lason                                                          9,000(b)         506,250
Mettler-Toledo Intl                                           29,500(b)         730,125
NCO Group                                                     15,300(b)         566,100
Pre-Paid Legal Services                                       15,000(b)         367,500
Sylvan Learning Systems                                       23,600(b)         646,050
Tyco Intl                                                    335,700(c)      24,086,475
Williams                                                   1,012,850          6,536,934
Total                                                                        90,767,094

Paper & packaging (0.6%)
AptarGroup                                                    21,600            561,600
Ball                                                          17,600            826,100
Caraustar Inds                                                28,600            657,800
Fort James                                                    87,400          2,769,488
Intl Paper                                                   145,000          6,117,187
Owens-Illinois                                               111,700(b)       2,792,500
Tenneco                                                      103,700          2,897,119
Total                                                                        16,621,794

Restaurants & lodging (0.7%)
Bob Evans Farms                                               38,600            772,000
CEC Entertainment                                             14,400(b)         516,600
CKE Restaurants                                               22,500            444,375
Darden Restaurants                                           198,000          4,083,750
Foodmaker                                                     21,700(b)         553,350
Marriott Intl Cl A                                            72,900          2,451,263
Ruby Tuesday                                                  29,900            519,513
Ryan's Family Steak Houses                                    89,600(b)       1,080,800
Taco Cabana Cl A                                              72,700(b)         640,669
Tricorn Global Restaurants                                    97,500(b)       6,849,374
Total                                                                        17,911,694

Retail (4.4%)
Albertson's                                                  142,000(h)       7,712,375
American Stores                                              198,500          6,550,500
Ames Dept Stores                                              23,900(b)         887,288
AnnTaylor Stores                                              39,600(b)       1,749,825
Bindley Western Inds                                          35,800          1,022,538
Cost Plus                                                     32,100(b)         942,938
CVS                                                          204,700          9,723,249
Dept 56                                                       12,300(b)         374,381
Eagle Hardware & Garden                                       17,800(b)         679,738
Fossil                                                        10,400(b)         310,050
Great Universal Stores                                       439,055(b)       4,795,403
Haverty Furniture Companies                                   18,400            466,900
Home Depot                                                    84,700          5,272,575
Kroger                                                       206,500(b)      12,364,187
Linens `N Things                                              22,600(b)       1,025,475
Men's Wearhouse                                               43,200(b)       1,247,400
Pier 1 Imports                                                68,600            557,375
Regis                                                         35,250            938,531
Rite Aid                                                     170,300          4,257,500
Safeway                                                      154,700(b)       7,938,044
ShopKo Stores                                                 42,600(b)       1,272,675
TJX Companies                                                 72,100          2,451,400
Trans World Entertainment                                     39,000(b)         429,000
Wal-Mart Stores                                              336,400         31,011,874
Walgreen                                                     329,400          9,305,550
Wet Seal Cl A                                                  9,300(b)         342,938
Williams-Sonoma                                               15,500(b)         437,875
Zale                                                          46,900(b)       1,603,394
Total                                                                       115,670,978

Textiles & apparel (0.1%)
Angelica                                                      48,200            674,800
Authentic Fitness                                             33,300            514,069
Brown Group                                                   62,900            829,494
Dixie Group                                                   90,000            641,250
K-Swiss Cl A                                                  14,200            358,550
Oshkosh B'Gosh Cl A                                           48,800            863,150
Total                                                                         3,881,313

Transportation (0.3%)
Atlas Air                                                     17,850(b)         514,303
Burlington Northern Santa Fe                                 167,000          5,490,125
Expeditors Intl of Washington                                 10,800            583,200
Landstar System                                               25,300(b)         838,063
Offshore Logistics                                            62,800(b)         730,050
USFreightways                                                 22,400            736,400
Total                                                                         8,892,141

Utilities -- electric (1.0%)
Carolina Power & Light                                        93,400          3,531,688
Cinergy                                                       66,000          1,815,000
Cleco                                                         20,400            601,800
DTE Energy                                                    57,200          2,198,625
Edison Intl                                                  162,000          3,604,500
El Paso Electric                                              88,100            671,763
Iberdrola                                                    146,687(b,c)     2,175,060
PECO Energy                                                   98,900          4,574,125
Public Service Co of New Mexico                               25,200            428,400
Sierra Pacific Resources                                      19,000            668,563
Suez Lyonnaise des Eaux                                       26,464          4,902,206
TNP Enterprises                                               25,400            730,250
United Illuminating                                           20,100            842,944
Total                                                                        26,744,924

Utilities -- gas (0.2%)
Equitable Resources                                           44,400          1,157,175
New Jersey Resources                                          14,000            497,875
ONEOK                                                         22,300            551,925
Piedmont Natural Gas                                          37,200          1,302,000
Southwestern Energy                                           71,300            503,556
Total                                                                         4,012,531

Utilities -- telephone (5.9%)
AirTouch Communications                                       49,900(b)       4,821,588
Ameritech                                                    212,300         12,286,863
AT&T                                                         323,500         25,819,343
Bell Atlantic                                                124,800          6,450,600
BellSouth                                                    275,000         11,017,188
Brightpoint                                                   33,400(b)         197,269
Equant                                                        30,647          2,331,771
GTE                                                           85,500          5,172,750
MCI WorldCom                                                 204,175(b)      18,082,247
Nippon Telegraph & Telephone                                     566(b,c)     5,544,568
NTT Mobile Communication Network                                 780          3,853,397
Orange                                                       328,223          4,615,570
Philippine Long Distance Telephone                            45,000(c)       1,184,517
SBC Communications                                           256,300         12,078,138
Telecom Corp of New Zealand                                  190,000(c)         926,782
Telecom Italia                                               920,921(b)       5,474,047
Telecom Italia                                               764,904(h)       8,134,448
Telefonica de Espana                                          38,948          1,653,837
U S WEST Communications Group                                253,500         13,958,343
Vodafone                                                     498,642          9,314,533
Total                                                                       152,917,799

Total common stocks
(Cost: $1,426,540,121)                                                   $1,664,117,473

Preferred stocks & other (0.5%)
Issuer                                                      Shares            Value(a)

Banca Intesa
   Warrants                                                1,156,727         $1,450,189
Bar Technologies
   Warrants                                                    3,000(d)         165,000
Bell Technology
   Warrants                                                    3,410            204,600
KMC Telecom Holdings
   Warrants                                                    3,000              7,500
Nakornthai Strip Mill
   Warrants                                                2,722,298                  3
Paxson Communications
   12.50% Pay-in-kind Exchangeable                            25,300(i)       2,327,600
Poland Telecom
   Warrants                                                    8,500            193,100
Republic of Argentina
   Warrants                                                    4,500(c)          11,250
Telehub Communications
   Warrants                                                    2,500             25,000
Unifi Communications
   Warrants                                                    3,000                 30
Versatel
   Warrants                                                    5,500            418,000

Total preferred stocks & other
(Cost: $3,401,209)                                                           $4,802,272

See accompanying notes to investments in securities.

Bonds (32.9%)
Issuer                                       Coupon         Principal        Value(a)
                                              rate            amount

Government obligations (9.5%)
Govt of Russia
   (Russian Ruble)
      09-27-00                                14.00%      19,002,914(b,c)       $21,431
      12-15-20                                 6.63       16,000,000(b,c)     1,040,000
   (Russian Ruble) Zero Coupon
      05-05-99                                   --       28,554,000(b,c,f,m)        --
   (U.S. Dollar)
      12-29-49                                 6.63       14,885,700(b,c)     1,153,642
Republic of Argentina
   (Argentine Peso)
      07-10-02                                 8.75        5,000,000(c)       4,252,998
      07-10-02                                 8.75        7,900,000(c,d)     6,719,737
      02-12-07                                11.75        7,500,000(c)       6,754,688
   (U.S. Dollar)
      04-07-09                                11.75        4,500,000(c)       4,378,500
Republic of Korea
   (U.S. Dollar)
      04-15-08                                 8.88        8,950,000(c)       9,576,751
Republic of Panama
   (U.S. Dollar)
      02-13-02                                 7.88        1,000,000(c,d)       972,500
U.S. Treasury
      11-30-99                                 5.63        3,500,000          3,520,241
      04-30-00                                 6.75       32,000,000         32,610,345
      06-30-02                                 6.25        8,000,000(k)       8,261,798
      03-31-03                                 5.50        1,500,000          1,517,129
      08-15-04                                 7.25       20,000,000         21,850,780
      08-15-05                                 6.50       12,500,000         13,273,894
      05-15-08                                 5.63       12,500,000(h)      12,726,656
      08-15-23                                 6.25        9,700,000         10,130,680
      08-15-27                                 6.38       20,000,000         21,414,640
      11-15-27                                 6.13       50,000,000         51,966,239
United Mexican States
   (U.S. Dollar)
      03-12-08                                 8.63        1,700,000(c,h)     1,598,000
      12-31-19                                 6.25       29,500,000(c)      23,102,188
      05-15-26                                11.50        6,750,000(c,h)     7,492,500
Total                                                                       244,335,337

Mortgage-backed securities (3.3%)
Federal Home Loan Mtge Corp
      03-01-13                                 5.50       10,115,973          9,862,926
      12-01-25                                 7.50       15,179,398         15,617,778
      07-01-28                                 6.00        9,744,346          9,479,007
      09-01-28                                 6.00        9,610,077          9,351,257
Federal Natl Mtge Assn
      05-01-24                                 7.50       10,559,545         10,861,126
      09-01-28                                 6.50        9,711,635          9,670,167
      10-01-28                                 6.00        9,797,354          9,523,028
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
      05-18-26                                 5.00        9,593,000          8,881,167
Total                                                                        83,246,456

Aerospace & defense (0.3%)
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        1,035,000          1,138,500
Newport News Shipbuilding
   Sr Nts
      12-01-06                                 8.63          800,000            860,000
Northrop-Grumman
      03-01-16                                 7.75        5,000,000          5,235,831
Total                                                                         7,234,331

Automotive & related (0.1%)
MSX Intl
   Company Guaranty
      01-15-08                                11.38        2,450,000          2,450,000

Banks and savings & loans (0.9%)
Corp Andina de Fomento
   (U.S. Dollar)
      02-01-03                                 7.10        6,500,000(c)       6,467,026
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                 7.75        2,500,000(c,d)     2,140,000
Greenpoint Capital
   Company Guaranty
      06-01-27                                 9.10        1,300,000          1,395,910
Union Planters Bank
   Sub Nts
      03-15-18                                 6.50       10,000,000          9,807,431
US Capital
      02-01-27                                 8.41        1,500,000(d)       1,558,281
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        1,500,000(d)       1,639,569
Wilshire Financial Services
   Series B
      08-15-04                                13.00        4,000,000(b)         640,000
Total                                                                        23,648,217

Building materials & construction (0.1%)
Southdown
   Sr Sub Nts Series B
      03-01-06                                10.00        2,350,000          2,596,750

Chemicals (0.3%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                 7.88        3,550,000          3,470,125
Polymer Group
   Company Guaranty Series B
      03-01-08                                 8.75        4,000,000          4,040,000
Total                                                                         7,510,125

Commercial finance (0.2%)
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                                10.25        6,000,000(c)       5,670,000

Communications equipment & services (1.2%)
IXC Communications
   Sr Sub Nts
      04-15-08                                 9.00        2,000,000          2,065,000
KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                                12.68        3,000,000(g)       1,657,500
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                 9.50        1,000,000          1,010,000
NTL
   Zero Coupon Sr Nts
      10-01-03                                 7.87        9,625,000(g)       6,593,125
Poland Telecom
   (U.S. Dollar) Company Guaranty
      06-01-04                                14.00        3,000,000(c)       1,800,000
TCI Telecommunications
   Sr Nts
      02-15-28                                 7.13        1,400,000          1,469,671
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88        2,500,000(g)       1,528,125
US West Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,250,000          9,301,091
Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25        5,500,000(c)       5,775,000
Total                                                                        31,199,512

Computers & office equipment (0.3%)
Concentric Network
   Sr Nts
      12-15-07                                12.75        3,800,000          4,341,500
Globix
   Sr Nts
      05-01-05                                13.00        3,410,000          3,546,400
PSINet
   Sr Nts Series B
      02-15-05                                10.00        1,005,000          1,070,325
Total                                                                         8,958,225

Electronics (0.3%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63        4,500,000(c,d)     3,699,169
Thomas & Betts
      01-15-06                                 6.50        4,500,000          4,538,596
Total                                                                         8,237,765

Energy (1.0%)
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50        5,000,000          4,050,000
R & B Falcon
      04-15-08                                 6.95        5,000,000          3,688,324
Roil
   (U.S. Dollar)
      12-05-02                                12.78        8,299,800(c,d)     1,742,958
Union Pacific Resources
      05-15-28                                 7.15        7,500,000          6,542,699
USX
      03-01-08                                 6.85       10,000,000          9,803,968
Total                                                                        25,827,949

Energy equipment & services (0.0%)
DI Inds
   Sr Nts
      07-01-07                                 8.88        1,500,000          1,177,500

Financial services (1.3%)
Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                10.88        2,750,000(c)       2,737,323
Arcadia Financial
   Sr Nts
      03-15-07                                11.50        1,825,000          1,478,250
Beneficial
   Medium-term Nts
      02-18-13                                 6.25       10,000,000         10,087,666
Providian Natl Bank
   Sr Nts
      03-15-03                                 6.70       10,000,000         10,050,821
SASCO
      02-25-28                                 6.76        2,500,000          2,513,050
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                10.00        2,900,000(c)       1,551,500
Wilmington Trust
      05-01-08                                 6.63        6,300,000          6,293,229
Total                                                                        34,711,839

Food (0.1%)
Ameriserve Food Distributions
   Company Guaranty
      07-15-07                                10.13        1,750,000          1,242,500
Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                10.00        2,400,000(c,d)     1,548,000
Total                                                                         2,790,500

Furniture & appliances (0.2%)
Interface
   Sr Sub Nts Series B
      11-15-05                                 9.50        2,500,000          2,646,875
Lifestyle Furnishings
   Company Guaranty
      08-01-06                                10.88        3,250,000          3,664,375
Total                                                                         6,311,250

Health care (0.6%)
Baxter Intl
      02-15-28                                 6.63       10,000,000          9,596,338
Lilly (Eli)
      01-01-36                                 6.77        5,000,000          5,067,540
Total                                                                        14,663,878

Health care services (1.1%)
Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                                 9.50          250,000            248,750
Fountain View
   Company Guaranty Series B
      04-15-08                                11.25        2,150,000          1,892,000
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00        2,500,000          2,156,250
Manor Care
   Sr Nts
      06-15-06                                 7.50        7,000,000          7,286,155
Owens & Minor
   Company Guaranty Sr Sub Nts
      06-01-06                                10.88        3,200,000          3,488,000
Oxford Health Plans
   Sr Nts
      05-15-05                                11.00        1,125,000(d)       1,153,125
Service Corp Intl
      03-15-20                                 6.30       11,850,000         11,687,525
Total                                                                        27,911,805

Household products (0.3%)
Chattem
   Company Guaranty Series B
      04-01-08                                 8.88        2,200,000          2,211,000
Revlon Consumer Products
   Sr Nts
      02-01-06                                 8.13        5,000,000          4,825,000
Total                                                                         7,036,000

Industrial equipment & services (--%)
AGCO
   Sr Sub Nts
      03-15-06                                 8.50        1,025,000            960,938

Insurance (1.0%)
American United Life Insurance
      03-30-26                                 7.75        5,000,000(d)       5,091,165
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                 8.68        1,500,000          1,610,229
Metropolitan Life Insurance
      11-01-25                                 7.80        4,800,000(d)       5,276,760
Minnesota Mutual Life
      09-15-25                                 8.25        4,500,000(d)       5,095,665
Nationwide CSN Trust
      02-15-25                                 9.88        5,000,000(d)       5,856,033
Veritas Holdings
   (U.S. Dollar) Sr Nts
      12-15-03                                 9.63        1,273,000(c)       1,298,460
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        1,875,000(c,d)     2,003,257
Total                                                                        26,231,569

Leisure time & entertainment (1.5%)
Loews Cineplex Entertainment
   Sr Sub Nts
      08-01-08                                 8.88        4,500,000          4,494,375
Mirage Resorts
      02-01-08                                 6.75        8,750,000          8,441,738
Speedway Motorsports
      08-15-07                                 8.50        2,000,000          2,105,000
Time Warner
      02-01-24                                 7.57       11,875,000         12,723,496
   Sr Nts
      01-15-28                                 6.95        5,000,000          5,024,115
Venetian Casino/LV Sands
   Company Guaranty
      11-15-04                                12.25        3,940,000(h)       4,077,900
      11-15-05                                10.00        1,500,000          1,440,000
Total                                                                        38,306,624

Media (1.0%)
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00          196,641(b,c)       161,484
      05-15-03                                15.75           40,885(b,c)             4
 (U.S. Dollar) Zero Coupon
      05-15-00                                15.75        5,000,000(b,c,g)         500
CSC Holdings
   Sr Sub Debs
      05-15-16                                10.50        3,000,000          3,555,000
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                10.63        3,500,000(c,d)     2,292,500
Heritage Media
   Sr Sub Nts
      02-15-06                                 8.75        5,000,000          5,381,250
Lamar Advertising
   Company Guaranty
      12-01-06                                 9.63          800,000            868,000
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                10.50        1,000,000(c)       1,012,500
News America Holdings
      10-15-12                                10.13        2,175,000          2,494,155
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                10.50        4,000,000(c)       4,150,000
TCI Communications
      08-01-15                                 8.75        1,700,000          2,079,048
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00        2,362,500(c,d,i,n) 3,543,750
Total                                                                        25,538,191

Metals (0.4%)
Bar Technologies
   Company Guaranty
      04-01-01                                13.50        3,000,000(d)       3,150,000
EnviroSource
   Sr Nts
      06-15-03                                 9.75          530,000            451,163
   Sr Nts Series B
      06-15-03                                 9.75        1,300,000          1,106,625
Grupo Minero Mexico
   (U.S. Dollar) Company Guaranty Series A
      04-01-08                                 8.25        2,600,000(c)       2,171,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,639,406(c,d)     2,388,662
Southern Peru Copper
   (U.S. Dollar)
      05-30-07                                 7.90        1,000,000(c)         904,146
Total                                                                        10,171,596

Miscellaneous (1.7%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                10.75        3,900,000          4,260,750
Alliance Imaging
   Sr Sub Nts
      12-15-05                                 9.63        5,000,000          4,937,500
CTI Holdings
   (U.S. Dollar) Zero Coupon Sr Nts
      04-15-03                                11.50        3,800,000(c,g)     2,071,000
Delphes 2
   (U.S. Dollar)
      05-05-09                                 7.75        3,700,000(c)       3,667,440
FCB/NC Capital
   Company Guaranty
      03-01-28                                 8.05        4,625,000          4,593,644
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88        2,500,000(c,d)     2,450,000
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                 8.88        2,200,000(c,d)       704,000
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                                 8.48          609,765(c,d)       496,553
Jorgensen (Earle M)
   Sr Nts
      04-01-05                                 9.50        1,225,000          1,114,750
NSM Steel
   Company Guaranty
      02-01-06                                12.00        2,775,000(b)         555,000
      02-01-08                                12.25        4,300,000(b)         387,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00        1,075,000          1,064,250
Pindo Deli Finance Mauritius
   (U.S. Dollar) Company Guaranty
      10-01-07                                10.75        1,300,000(c)         715,000
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00        5,500,000(c)       5,032,500
Provident Companies
      03-15-38                                 7.41       11,000,000         10,854,147
PTC Intl Finance
   (U.S. Dollar) Zero Coupon Company Guaranty
      07-01-02                                10.75        2,000,000(c,g)     1,452,500
Transamerica Energy
      06-15-02                                11.50          600,000            108,000
   Zero Coupon
      06-15-99                                13.00        1,300,000(g)         260,000
Total                                                                        44,724,034

Multi-industry conglomerates (0.5%)
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-27                                 7.50        1,650,000(c,d)     1,419,664
   (U.S. Dollar) Company Guaranty Series B
      08-01-17                                 7.45        1,000,000(c,d)       889,660
Packaged Ice
   Company Guaranty Series B
      02-01-05                                 9.75        6,475,000          6,636,875
Pierce Leahy
   Sr Sub Nts
      07-15-06                                11.13          488,000(d)         544,120
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75          980,000            706,825
USI American Holdings
   Sr Nts Series B
      12-01-06                                 7.25        3,000,000          3,052,331
Total                                                                        13,249,475

Paper & packaging (0.6%)
Doman Inds
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25        2,300,000(c)       1,451,875
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        1,300,000          1,257,750
   Sr Nts Series B
      06-15-07                                 9.38        9,000,000          8,617,500
Owens-Illinois
   Sr Nts
      05-15-04                                 7.85        2,000,000          2,057,948
Silgan Holdings
      06-01-09                                 9.00        2,050,000          2,111,500
Total                                                                        15,496,573

Restaurants & lodging (0.6%)
Domino's
   Sr Sub Nts
      01-15-09                                10.38        3,275,000(d)       3,389,625
Extended Stay America
   Sr Sub Nts
      03-15-08                                 9.15        4,750,000          4,631,250
MGM Grand
      02-06-08                                 6.88       10,000,000          8,821,963
Total                                                                        16,842,838

Retail (1.1%)
Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                                10.00        4,850,000(g)       3,298,000
Dayton Hudson
      12-01-22                                 8.50        2,500,000          2,724,702
Great Atlantic & Pacific Tea
      04-15-07                                 7.75       10,000,000          9,946,778
Kroger
   Sr Nts
      07-15-06                                 8.15        5,000,000          5,550,907
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        8,158,282(d)       8,289,059
Total                                                                        29,809,446

Textiles & apparel (0.2%)
Pillowtex
   Company Guaranty Sr Sub Nts Series B
      12-15-07                                 9.00        1,875,000          1,898,438
Texon Intl
   (European Monetary Unit) Sr Nts
      02-01-08                                 3.11        4,000,000(c)       2,022,438
Total                                                                         3,920,876

Transportation (0.6%)
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,979,000
   Company Guaranty Medium-term Nts
      01-15-06                                 6.95        3,000,000(d)       3,012,210
Greater Beijing
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25          275,000(c)         148,500
      06-15-07                                 9.50        1,200,000(c)         630,000
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                12.00        5,000,000(c,d)     2,500,000
Total                                                                        16,269,710

Utilities -- electric (1.0%)
Cleveland Electric Illuminating
      07-01-00                                 7.19%      $3,000,000         $3,044,029
CMS Energy
   Sr Nts
      05-15-02                                 8.13        2,900,000          2,995,092
El Paso Electric
   1st Mtge Series B
      05-01-01                                 7.75        5,000,000          5,141,194
Korea Electric Power
   (U.S. Dollar)
      02-01-27                                 7.00        9,100,000(c)       8,511,988
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75        7,365,000(l)       7,467,451
Total                                                                        27,159,754

Utilities -- gas (0.2%)
Columbia Gas System
   Series E
      11-28-10                                 7.32        5,043,000          5,202,410

Utilities -- telephone (1.3%)
Covad Communications Group
   Sr Nts
      02-15-09                                12.50        2,000,000(d)       2,010,000
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        2,485,000(b)           3,106
Grupo Iusacell
   (U.S. Dollar)
      07-15-04                                10.00        1,000,000(c)         957,500
Intermedia Communications
   Sr Nts
      03-01-09                                 9.50        3,000,000(d)       3,157,500
   Sr Nts Series B
      11-01-07                                 8.88        1,600,000          1,628,000
      06-01-08                                 8.60        5,000,000(d)       5,000,000
McLeod USA
   Sr Nts
      03-15-08                                 8.38        2,300,000          2,328,750
MetroNet Communications
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                 9.95        3,800,000(c,g)     2,945,000
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63        5,000,000          4,362,500
Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
      03-06-07                                 7.85          250,000(c)         221,166
      03-06-17                                 8.35        1,000,000(c,d)       814,156
Qwest Communications Intl
      11-01-08                                 7.50        4,550,000(d)       4,749,063
   Sr Nts
      11-01-08                                 7.25          450,000(d)         460,125
Rogers Cantel
   (U.S. Dollar)
      06-01-08                                 9.38        2,800,000(c)       3,094,000
WorldCom
      04-01-07                                 7.75        3,000,000          3,293,345
Total                                                                        35,024,211

Municipal bond (0.1%)
New Jersey Economic Development Authority
   State Pension Funding Revenue Bond (MBIA Insured)
      02-15-29                                 7.43        3,000,000(l)       3,324,780

Total bonds
(Cost: $911,443,240)                                                       $857,750,464


See accompanying notes to investments in securites.



Short-term securities (3.8%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agency (2.3%)
Federal Home Loan Mtge Corp Disc Nts
      04-14-99                                 4.78%     $25,200,000        $25,156,774
      04-14-99                                 4.80        4,600,000          4,592,085
      05-12-99                                 4.79       21,800,000         21,681,572
      05-12-99                                 4.81        9,200,000          9,145,209
Total 60,575,640

Commercial paper (1.5%)
BBV Finance (Delaware)
      05-19-99                                 4.86        2,100,000          2,086,251
Clorox
      04-27-99                                 4.85        6,400,000          6,377,675
Dresdner US Finance
      04-13-99                                 4.88        8,900,000          8,885,581
Duke Energy
      04-20-99                                 4.86        5,600,000          5,585,695
Fleet Funding
      04-21-99                                 4.88        1,900,000(e)       1,894,870
Glaxo Wellcome
      04-12-99                                 4.88        2,200,000(e)       2,196,733
Goldman Sachs Group
      04-21-99                                 4.90        2,300,000          2,293,777
      05-11-99                                 4.87        5,700,000          5,669,347
Societe Generale North America
      04-07-99                                 4.90        1,000,000            999,187
Variable Funding Capital
      04-05-99                                 4.87        2,400,000(e)       2,398,701
Total                                                                        38,387,817

Total short-term securities
(Cost: $98,968,390)                                                         $98,963,457

Total investments in securities
(Cost: $2,440,352,960)(o)                                                $2,625,633,666

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 1999, the value of foreign securities represented 11.04% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Security is partially or fully on loan. See Note 5 to the financial statements.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1999 are as follows:

Issuer             Beginning     Purchase      Sales         Ending    Dividend    Value(a)
                     cost          cost        cost           cost      income

China North Ind  $13,079,176   $10,604,176  $23,683,352         $--       $--          $--

Fomento Economico

  Mexicano ADR    10,019,149       792,894   10,019,149      792,894       --      928,125

Thai Farmers Bank  1,670,797       293,559    1,670,797      293,559       --      343,213

Total            $24,769,122   $11,690,629  $35,373,298   $1,086,453      $--   $1,271,338


(k) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 7 to the financial statements):

Type of security                                                      Contracts
S&P 500 Index, June 1999                                                    204

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation

MBIA     --   Municipal Bond Investors Assurance

(m) Negligible market value.

(n) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1999, is as follows:

Security                                          Acquisition            Cost
                                                     dates

Veninfotel
  (U.S. Dollar) 10.00% Cv Pay-in-kind 2002   03-05-97 thru 09-01-98   $2,362,500

(o) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $2,440,353,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $313,894,000
Unrealized depreciation                                        (128,613,000)
                                                               ------------
Net unrealized appreciation                                    $185,281,000


Quick telephone reference

AMERICAN EXPRESS FINANCIAL ADVISORS TELEPHONE TRANSACTION SERVICE
Sales and exchanges, dividend payments or reinvestments and automatic payment
arrangements:              800-437-3133

AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and
account inquiries:         800-862-7919

TTY SERVICE
For the hearing impaired:  800-846-4852

TICKER SYMBOL
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